Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	SATELITES MEXICANOS SA DE CV
Entity Central Index Key	0001063131
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class I Series A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,000
Class II Series A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,580,000
Class II Series B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,370,000
Class II Series N
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	117,000,000